PRINCIPAL ACCOUNTING POLICIES - Assumptions used to calculate fair value of share options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	1.35%	1.66%	0.69%
Risk-free interest rate, maximum (as a percent)	1.59%	1.75%	0.87%
Expected life	5 years	5 years	5 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility, minimum (as a percent)	49.00%	49.00%
Volatility (as a percent)			56.00%
Volatility, maximum (as a percent)	50.00%	52.00%
Fair value of options at grant date per share	$ 109.93	$ 78.10	$ 38.40
Minimum
Share-based compensation disclosures
Fair value of options at grant date per share	105.16	74.98	37.96
Maximum
Share-based compensation disclosures
Fair value of options at grant date per share	$ 112.76	$ 109.57	$ 39.69